CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible notes payable

Description	Interest rate	Maturity Date	Principal	Accrued interest	Unamortized debt discount	December 31, 2020 Balance, net	December 31, 2019 Balance, net
Power Up Lending Group	12%	November 12, 2020	-	-	-	-	11,643
	12%	December 23, 2020	-	-	-	-	1,543
	12%	January 22, 2021	-	-	-	-	-
	12%	July 13, 2021	63,000	3,542	(33,485)	33,057	-

GS Capital Partners, LLC	8%	August 14, 2019	-	-	-	-	27,557
	8%	August 14, 2019	-	-	-	-	174,789
	8%	February 4, 2020	-	-	-	-	49,243

Crown Bridge Partners, LLC	8%	August 31, 2019	-	-	-	-	30,803
	8%	October 16, 2019	-	-	-	-	30,387

Odyssey Funding LLC	10%	November 15, 2020	-	-	-	-	27,658
	10%	January 13, 2021	-	-	-	-	-

Black Ice Advisors, LLC	10%	November 25, 2020	-	-	-	-	5,739

Adar Alef, LLC	10%	February 5, 2021	-	-	-	-	-

LG Capital Funding LLC	10%	February 24, 2021	-	-	-	-	-

Cavalry Fund I LP	10%	June 30, 2021	300,000	15,041	(157,892)	157,149	-
	10%	July 31, 2021	300,000	12,750	(95,502)	217,248	-
	10%	September 24, 2021	114,000	3,061	(83,392)	33,669	-
	10%	August 5, 2021	100,000	4,055	(40,502)	63,553	-

Mercer Street Global Opportunity Fund, LLC	10%	August 3, 2021	400,000	16,438	(127,543)	288,895	-

Pinz Capital Special Opportunities Fund LP	-	-	-	-	-	-	-

Iroquois Master Fund Ltd.	10%	September 16, 2021	228,000	6,621	(161,786)	72,835	-

Mark Geist	10%	October 20, 2021	28,600	564	(22,958)	6,206	-

Bellridge Capital LP.	10%	November 25, 2021	286,000	2,821	(257,792)	31,029	-

Total convertible notes payable			$1,819,600	$64,893	$(980,852)	$903,641	$359,362